Revenue - Schedule of Revenue (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Revenue [Line Items]
Revenue	$ 20,358,867	RM 83,013,286	RM 55,465,994
Unsatisfied performance obligation	43,242,271	176,320,359	196,695,432
Point in time [Member]
Schedule of Revenue [Line Items]
Revenue	1,159,770	4,728,963	2,507,413
Over time [Member]
Schedule of Revenue [Line Items]
Revenue	19,199,097	78,284,323	52,958,581
Contract Services [Member]
Schedule of Revenue [Line Items]
Revenue	10,440,513	42,571,195	38,289,161
Contract Services [Member] | Related Party [Member]
Schedule of Revenue [Line Items]
Revenue	8,758,584	35,713,128	14,669,420
Sales of goods [Member]
Schedule of Revenue [Line Items]
Revenue	$ 1,159,770	RM 4,728,963	RM 2,507,413